Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Corporation recognized assets and liabilities for right-of-use - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Corporation recognized assets and liabilities for right-of-use [Line Items]
Additions	S/ 13,931	S/ 12,075	S/ 119,706
Deconsolidation, net	(6,632)
Reclassifications
Depreciation charge	(23,699)	(17,531)	(29,396)
Translations adjustments	(401)	934	271
Net final carrying amount	47,717	64,518	90,581
Cost	98,391	109,517	119,977
Accumulated depreciation	(50,674)	(44,999)	(29,396)
Net carrying amount	47,717	64,518	90,581
Net initial carrying amount	64,518	90,581
Disposals, net		(21,541)
Buildings [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Corporation recognized assets and liabilities for right-of-use [Line Items]
Additions	8,260	6,681	80,279
Deconsolidation, net	(6,416)
Reclassifications
Depreciation charge	(12,589)	(13,211)	(13,568)
Translations adjustments	(352)	880	271
Net final carrying amount	39,772	50,869	66,982
Cost	61,596	75,849	80,550
Accumulated depreciation	(21,824)	(24,980)	(13,568)
Net carrying amount	39,772	50,869	66,982
Net initial carrying amount	50,869	66,982
Disposals, net		(10,463)
Machinery and equipments [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Corporation recognized assets and liabilities for right-of-use [Line Items]
Additions	317	876	18,597
Deconsolidation, net
Reclassifications	1,356
Depreciation charge	(5,355)	(5,834)	(6,899)
Translations adjustments
Net final carrying amount	3,058	6,740	11,698
Cost	19,671	19,344	18,597
Accumulated depreciation	(16,613)	(12,604)	(6,899)
Net carrying amount	3,058	6,740	11,698
Net initial carrying amount	6,740	11,698
Disposals, net
Vehicles [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of Corporation recognized assets and liabilities for right-of-use [Line Items]
Additions	5,354	4,518	20,830
Deconsolidation, net	(216)
Reclassifications	(1,356)
Depreciation charge	(5,755)	1,514	(8,929)
Translations adjustments	(49)	54
Net final carrying amount	4,887	6,909	11,901
Cost	17,124	14,324	20,830
Accumulated depreciation	(12,237)	(7,415)	(8,929)
Net carrying amount	4,887	6,909	S/ 11,901
Net initial carrying amount	S/ 6,909	11,901
Disposals, net		S/ (11,078)